As filed with the Securities and Exchange Commission on January 17, 2006

                                                    1933 Act File No. 33-11387
                                                    1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                Pre-Effective Amendment No.                               [   ]
                Post-Effective Amendment No.       59                     [ X ]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
                Amendment No.                      60
                       (Check appropriate box or boxes.)

                             AMERICAN BEACON FUNDS
               (Exact Name of Registrant as Specified in Charter)
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509


                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b)
        [ ] on (date) pursuant to paragraph (b)
        [X] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                             AMERICAN BEACON FUNDS
                       CONTENTS OF REGISTRATION STATEMENT


This registration statement is comprised of the following:

        Cover Sheet

        Contents of Registration Statement

        Prospectus for the PlanAhead Class of the American Beacon
        Mid-Cap Value Fund

        Statement of Additional Information for the PlanAhead Class of the American Beacon Mid-Cap Value Fund

        Part C

        Signature Page

The purpose of this filing is to register with the Securities and Exchange Commission the PlanAhead Class of the Mid-Cap Value Fund, a series of the American Beacon Funds (the Trust). No other series of the Trust is effected by this filing.

                          [AMERICAN BEACON FUNDS LOGO]


  GUIDANCE                           VISION                           EXPERIENCE


[LIGHTHOUSE GRAPHIC]


                                   Prospectus

                                  ______ , 2006

                                 PLANAHEAD CLASS
                               Mid-Cap Value Fund














Formerly known as the American AAdvantage Funds


The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of this Fund. To state otherwise is a criminal offense.

                          [AMERICAN BEACON FUNDS LOGO]
                (formerly known as the American AAdvantage Funds)

Table of Contents

ABOUT THE FUND
     Mid-Cap Value Fund . . . . . . . . . . . . . . . . 3
     The Manager  . . . . . . . . . . . . . . . . . . . 6
     The Sub-Advisors . . . . . . . . . . . . . . . . . 7
     Valuation of Shares  . . . . . . . . . . . . . . . 8

ABOUT YOUR INVESTMENT
     Purchase and Redemption of Shares  . . . . . . . . 8
     Market Timing . . . . . . . . . . . . . . . . . . 11
     Distributions and Taxes . . . . . . . . . . . . . 11

ADDITIONAL INFORMATION
     Distribution of Fund Shares . . . . . . . . . . . 12
     Portfolio Holdings  . . . . . . . . . . . . . . . 12
     Delivery of Documents . . . . . . . . . . . . . . 12
     Financial Highlights  . . . . . . . . . . . . . . 12
     Additional Information  . . . . . . . . . Back Cover

Fund shares are only available in states in which they are authorized for purchase.

ABOUT THE FUND

American Beacon
Mid-Cap Value Fund
--------------------------------------------------------------------------------

Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar- denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors: Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow") Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)): - above-average earnings growth potential, - below-average price to earnings ratio, - below-average price to book value ratio, and - above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

----------
(1) The Russell Midcap Index is a trademark of the Frank Russell Company.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:
- need to fund a long-term objective, such as a childs education or a comfortable retirement,
- seek a U.S. stock mutual fund that invests in mid-capitalization companies,
- want to take advantage of the expertise of value-oriented investment advisors, or
- are willing to accept the increased risks of mid-capitalization stock investing.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on ______, 2006. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on June 30, 2004. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                                   (BAR CHART)

                TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/05

05..........................................................  9.05%

Highest Quarterly Return:                 xx.xx%
  (1/1/05 through 12/31/05)         (xx Quarter 2005)
Lowest Quarterly Return:                  xx.xx%
  (1/1/05 through 12/31/05)         (xx Quarter 2005)

                                AVERAGE ANNUAL
                                 TOTAL RETURN
                             -------------------
                                AS OF 12/31/05
                             -------------------
                                         SINCE
                             1 YEAR    INCEPTION
                                       (6/30/04)
                             ------    ---------

RETURN BEFORE TAXES             XX.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 XX.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%     X.XX%
-------------------------------------------------
Russell Midcap(TM) Value
  Index(1)                      xx.xx%     x.xx%
Lipper Mid-Cap Value
  Funds Index                    x.xx%     x.xx%

(1) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Index is a trademark and Russell 1000 Index is a service mark of Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                        0.xx%
Distribution (12b-1) Fees              0.00
Other Expenses                         0.xx(1)
                                       -----
Total Annual Fund Operating Expenses   x.xx%
                                       =====

(1)  Other Expenses are based on estimates for the current fiscal year.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  . . . . . . . . . . . . . $xxx
3 Years . . . . . . . . . . . . . $xxx
5 Years . . . . . . . . . . . . . $xxx
10 Years  . . . . . . . . . . . . $xxx


Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Fund's website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

The Manager
-----------

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $xx.x billion of assets under management, including approximately $xx.x billion under active management and $xx.x billion as named fiduciary or financial advisor. Approximately $xx.x billion of the Manager's total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager:

- develops the investment program for the Fund,
- selects and changes sub-advisors (subject to requisite approvals),
- allocates assets among sub-advisors,
- monitors the sub-advisors' investment programs and results,
- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,
- oversees the Fund's securities lending activities and actions taken by the securities lending agent, and
- invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund. In addition, the Fund pays the Manager the amounts due to its sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Fund for the fiscal year ended October 31, 2005, net of reimbursements and shown as a percentage of net assets, were x.xx%.

A discussion of the Board's consideration and approval of the Management Agreement between the Fund and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager will be available in the Fund's semi-annual report dated April 30, 2006.

William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Fund. Mr. Quinn and Ms. Eckl are responsible for developing the Fund's investment program and recommending sub-advisors to the Fund's Board of Trustees. In addition, Ms. Eckl, in conjunction with Adriana R. Posada, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Fund's assets among the sub-advisors.

Mr. Quinn has been President of the Manager since 1986. Ms. Eckl has served as Vice President of Trust Investments for the Manager since 1995. Ms. Posada became Manager of Trust Investments for the Manager in 1998. Mr. Quinn, Ms. Eckl and Ms. Posada have served on the Fund's portfolio management team since its inception in 2004. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Fund and their compensation.

The Sub-Advisors
----------------

The Fund's assets are allocated among one or more sub-advisors by the Manager. Each sub-advisor has discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of the Fund's shareholders, but subject to approval of the Fund's Board of Trustees ("Board"). The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.


Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Fund. The Fund's SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and their compensation.


BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. Barrow is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2005, Barrow had discretionary investment management authority with respect to approximately [$42 billion] of assets, including approximately [$1.5 billion] of assets of AMR Corporation and its subsidiaries and affiliated entities.

Barrow manages client assets on a team basis for their equity strategies. The members of the team for the Fund are listed below.

Name and Title of             Length of Service       Business Experience
Portfolio Managers                to Fund                Past 5 Years
------------------            -----------------     -----------------------
James P. Barrow
 Portfolio Manager/Partner     Since Inception      Portfolio Manager/Barrow
Mark Giambrone
 Portfolio Manager/Partner     Since Inception      Portfolio Manager/Barrow (1)

1  Prior to 2002, Mark Giambrone was an equity analyst with Barrow.

Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the mid cap segment of the market. Individual equity security holdings and their weightings in Barrow's portion of the Fund are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the Fund rests with the senior management team for the mid cap strategy. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.

PZENA INVESTMENT MANAGEMENT, LLC ("Pzena"), 120 West 45th Street, 34th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2005, Pzena had assets of approximately [$10.7 billion] under management, including approximately [$12.5 million] of assets of AMR Corporation and its subsidiaries and affiliated entities.

Investment decisions for the portion of the Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard S. Pzena, John
P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund's portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Prior to joining Pzena in 2002, Mr. Tandon was Associate Analyst for the Global Software and IT Services Strategy team at Deutsche Bank and a member of its Enterprise Software Research team from 1999 to 2002. He will begin managing Pzenas portion of the Fund in January 2006.

All other assets of AMR Corporation and its affiliates under management by each sub-advisor (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for the Fund.

Valuation of Shares
-------------------

The price of the Fund's shares is based on its net asset value ("NAV") per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Attempts to determine the fair value of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund's fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund's fair valuation procedures.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. The Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.

ABOUT YOUR INVESTMENT
---------------------
Purchase and Redemption of Shares
---------------------------------
Eligibility
-----------

PlanAhead Class shares are offered without a sales charge to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts who make an initial investment of at least $2,500.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling 1-800-388-3344, or
- downloading an account application on the Fund's website at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

     Mail to:                        or Fax to:
American Beacon Funds              (817) 931-8803
4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155

Purchase Policies
-----------------

Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, whichever comes first) on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. The Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies
-------------------

Shares of the Fund may be redeemed by telephone, via the Fund's website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call 1-800-658-5811.

Wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the next day the Fund is open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.

Exchange Policies
-----------------

Shares of the PlanAhead Class of any Fund may be exchanged for shares of the PlanAhead Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any fund (except for the Money Market Funds) within any rolling 90-day period. The Fund reserves the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Fund may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in the Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Fund's stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Fund's policies to deter market timing.

HOW TO PURCHASE SHARES

By Check

- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
- Make check payable to the American Beacon Funds.
- Include the shareholder's account number, Fund name and Fund number on the check.
- Mail the check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

By Wire

If your account has been established, you may call 1-800-388-3344 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:

- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-PlanAhead Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.

By "My Account" on www.americanbeaconfunds.com

- Funds will be transferred automatically from your bank account via Automated Clearing House ("ACH") if valid bank instructions were included on your application. If not, please call 1-800-388-3344 to establish bank instructions prior to the purchase.
- The minimum amount for each subsequent investment is $50.

By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 must be met before establishing an automatic investment plan.
- Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.
- You may also establish an automatic investment plan through www.americanbeaconfunds.com.
- Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

- Send a written request to the address above, call 1-800-388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.

HOW TO REDEEM SHARES

By Telephone

- Call 1-800-388-3344 to request a redemption.
- Telephone redemption orders are limited to $50,000 within any 30 day period.
- Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.

By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.

  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

- Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.

To protect the Fund and your account from fraud, a STAMP2000 Medallion signature guarantee is required for redemption orders:

- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Fund only accepts STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-388-3344 for instructions and further assistance.

Via "My Account" on www.americanbeaconfunds.com

- Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.
- If bank instructions were not included on the account application form, please call 1-800-388-3344 to establish bank instructions.
- The minimum amount is $500 for a wire and $50 for a check or ACH.
- A $10 fee is charged for each wire.

By Pre-Authorized Automatic Redemption

- Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).
- Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

- Send a written request to the address above, call 1-800-388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.


General Policies
----------------

If a shareholder's account balance in the Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Fund by telephone:

- The Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Fund is unable to verify the shareholder's identity within three business days of account opening,
- modify or terminate the exchange privilege at any time,
- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of the Fund during any three month period, and
- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

The Fund has authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Market Timing
-------------

Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in the Fund, including
(i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and
(iii) interference with the portfolio manager's ability to execute efficient investment strategies.

The Fund's Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a limitation on exchanges, which is described in the Exchange Policies section. In general, the Fund reserves the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.

Certain third parties that offer Fund shares have informed the Fund that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Fund regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Fund does not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Fund's market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Fund.

Distributions and Taxes
----------------------

The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. The Fund pays dividends and other distributions on an annual basis.

Usually, dividends received from the Fund are taxable as ordinary income, regardless of whether the dividends are reinvested, except for the Fund's dividends that are attributable to qualified dividend income ("QDI"). However, the portion of the Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Distributions by the Fund of the excess of net short-term capital gain over net long-term capital loss are similarly taxed as ordinary income. Distributions by the Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to its shareholders as long-term capital gains regardless of how long they have been shareholders. To the extent those distributions are attributable to net capital gain that the Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, they are subject to a 15% maximum federal income tax rate for individual shareholders, pursuant to the Jobs Growth Tax Relief Reconciliation Act of 2003 ("2003 Act").

A portion of the dividends paid by the Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2008 (enacted by the 2003 Act). The eligible portion for the Fund may not exceed its QDI. QDI is the aggregate of dividends the Fund receives from most domestic corporations and certain foreign corporations. If the Fund's QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period, debt- financing and other restrictions with respect to the shares on which the dividends are paid, the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by the Fund may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends the Fund receives from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain, depending on how long the sold or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2008 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION
----------------------
Distribution of Fund Shares
---------------------------

The Fund does not incur any direct distribution expenses. However, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Portfolio Holdings
------------------

A complete listing of the Fund's holdings is made available on the Fund's website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on . . ." menu on the home page.

Delivery of Documents
---------------------

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The PlanAhead Class of the Fund began offering shares on _________, 2006. The financial highlights table represents the financial performance of the Institutional Class of the Fund, which had a lower expense structure and higher performance than the PlanAhead Class would have for the same periods. The Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Fund's financial statements, is found in the Fund's Annual Report, which you may obtain upon request.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              YEAR ENDED          JUNE 30 TO
                                                               OCTOBER 31,        OCTOBER 31,
                                                                 2005              2004
                                                              -----------   -------------------
For a share outstanding throughout the period:
Net asset value, beginning of period........................    $ xx.xx           $ 10.00
                                                                -------           -------
Income from investment operations:
    Net investment income...................................       x.xx              0.02(B)
    Net gains on securities (both realized and
      unrealized)...........................................       x.xx              0.25
                                                                -------           -------
Total income from investment operations.....................       x.xx              0.27
                                                                -------           -------
Less distributions:
    Dividends from net investment income....................       x.xx                --
    Distributions from net realized gains on securities.....         --                --
                                                                -------           -------
Total distributions.........................................       x.xx                --
                                                                -------           -------
Net asset value, end of period..............................    $ xx.xx           $ 10.27
                                                                =======           =======
Total return................................................      x.xx%(A)          2.70%(A)
                                                                =======           =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $xx,xxx           $25,546
    Ratios to average net assets (annualized):
      Expenses..............................................      x.xx%             1.14%
      Net investment income.................................      x.xx%             0.73%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............      x.xx%             0.20%
    Portfolio turnover rate.................................        xx%(A)             6%(A)

---------------

(A)  Not annualized.

(B)  Based on average shares outstanding.

ADDITIONAL INFORMATION                                                   533223
--------------------------------------------------------------------------------
Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Fund's website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report                                    Statement of Additional Information ("SAI")
The Fund's Annual and Semi-Annual Reports list                      The SAI contains more details about the Fund
its actual investments as of the report's date.                     and its investment policies.  The SAI is
They also include a discussion by the Manager                       incorporated in this Prospectus by reference
of market conditions and investment strategies                      (it is legally part of this Prospectus).
that significantly affected the Fund's                              A current SAI is on file with the Securities
performance.  The report of the Fund's                              and Exchange Commission (SEC).
independent auditors is included in the Annual
Report.


To obtain more information about the Fund:

[PHONE GRAPHIC]       [MAILBOX GRAPHIC]                 [KEYBOARD GRAPHIC]                  [MOUSE GRAPHIC]
By Telephone:         By Mail:                          By E-mail:                          On the Internet:
Call 1-800-658-5811   American Beacon Funds             american_beacon.funds@ambeacon.com  Visit our website at
                      4151 Amon Carter Blvd., MD 2450                                       www.americanbeaconfunds.com
                      Fort Worth, TX 76155                                                  Visit the SEC website at www.sec.gov


The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.



FUND SERVICE PROVIDERS:

CUSTODIAN                TRANSFER AGENT              INDEPENDENT REGISTERED         DISTRIBUTOR
State Street Bank        Boston Financial            PUBLIC ACCOUNTING FIRM         Foreside Fund Services
  and Trust                Data Services             Ernst & Young LLP              Portland, Maine
Boston, Massachusetts    Kansas City, Missouri       Chicago, Illinois


                         [AMERICAN BEACON FUNDS LOGO]
               (formerly known as the American AAdvantage Funds)
                           SEC File Number 811-4984


American Beacon Funds is a service mark of AMR Corporation. American Beacon Mid-Cap Value Fund is a service mark of American Beacon Advisors, Inc.

Prospectus

                       STATEMENT OF ADDITIONAL INFORMATION
                             AMERICAN BEACON FUNDSSM
                (formerly known as the American AAdvantage Funds)

                               MID-CAP VALUE FUND


                              -- PLANAHEAD CLASS --

                                 _________, 2006

     The American Beacon Mid-Cap Value Fund (the "Fund") is a separate investment portfolio of the American Beacon Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Prior to March 1, 2005, the Trust and the Fund were known as the American AAdvantage Funds and the American AAdvantage Mid-Cap Value Fund, respectively. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Fund is comprised of three classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates to the PlanAhead Class of shares of the Fund.

     This Statement of Additional Information ("SAI") should be read in conjunction with a PlanAhead Class prospectus, dated ________, 2006, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 or by visiting the Fund's website at www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

     The American Beacon Funds' Annual Report to Shareholders for the period ended October 31, 2005 and the American Beacon Funds' Semi-Annual Report to Shareholders for the period ended April 30, 2005 are supplied with this SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks...................................
Investment Restrictions.........................................................
Temporary Defensive Position....................................................
Portfolio Turnover..............................................................
Disclosure of Portfolio Holdings................................................
Trustees and Officers of the Trust..............................................
Code of Ethics..................................................................
Proxy Voting Policies...........................................................
Control Persons and 5% Shareholders.............................................
Investment Advisory Agreements..................................................
Management, Administrative and Distribution Services............................
Other Service Providers.........................................................
Portfolio Managers..............................................................
Portfolio Securities Transactions...............................................
Redemptions in Kind.............................................................
Tax Information.................................................................
Description of the Trust........................................................
Other Information...............................................................
Appendix A: Proxy Voting Policy and Procedures for the Trust.................A-1

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     In addition to the investment strategies described in the Prospectus, the Fund may:

1. Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of the Fund's debt allocations. The Fund, at the discretion of American Beacon Advisors, Inc. (the "Manager"), may retain a debt security that has been downgraded below the initial investment criteria.

2. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

3. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

4. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

5. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

6. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Fund will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board") that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

            Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Fund and may be changed with respect to the Fund only by the majority vote of the Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

     3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

     4.   Lend any  security  or make any other  loan  except  (i) as  otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

     5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

     6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

     7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund's total assets; or

     8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to the Fund and may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

     1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin or effect short sales, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

     The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, the Fund may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio (the "Money Market Portfolios") of the American Beacon Master Trust. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

     While assuming a temporary defensive position, the Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

     Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase the Fund's transaction costs and generate additional capital gains or losses.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund publicly discloses portfolio holdings information as follows:

     1. a complete list of holdings for the Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;
     2. a complete list of holdings for the Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;
     3. a complete list of holdings for the Fund as of the end of each month on the Fund's website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and
     4. top ten holdings for the Fund as of the end of each calendar quarter on the Fund's website and in sales materials approximately thirty days after the end of the calendar quarter.

     Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others - may request portfolio holdings information that has not yet been publicly disclosed by the Fund. As a policy, the Fund controls the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.

     THIRD PARTY SERVICE PROVIDERS. The Fund has ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Fund's operations ("service providers"). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The service providers have a duty to keep the Fund's nonpublic information confidential either through written contractual arrangements with the Manager or the Fund or by the nature of their role with respect to the Fund. The Fund has determined that selective and complete disclosure of holdings information to the following service providers fulfills a legitimate business purpose and is in the best interest of shareholders: State Street Bank and Trust Company ("State Street") and Ernst & Young LLP. State Street serves as the Trust's custodian, accountant, securities lending agent, and pricing agent. State Street has access to complete Fund holdings on a daily basis with no lag. Ernst & Young LLP serves as the independent registered public accounting firm for the Trust. Ernst & Young receives complete Fund holdings on a semi-annual basis within a few business days of the end of each fiscal semi-annual period.

RATING AND RANKING ORGANIZATIONS. The Fund has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund. The Fund has determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The Fund has the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

ORGANIZATION                          FREQUENCY OF DISCLOSURE     LAG
------------                          -----------------------     ---
Bloomberg                             Quarterly                   Day following disclosure on Fund's website
Lipper/Reuters                        Monthly                     5 business days
Morningstar                           Monthly                     Day following disclosure on Fund's website
Standard & Poor's Ratings Services    Monthly                     2 business days
Thomson Financial Research            Quarterly                   Day following disclosure on Fund's website

     The rating and ranking organizations receiving holdings information prior to disclosure on the Fund's website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Fund withholds disclosure of holdings information until the day following disclosure on the Fund's website.

     OTHER DISCLOSURE. Selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet ALL of the following conditions:
     1. Recipients of portfolio holdings information must agree in writing to keep the information confidential and not to trade based on the information;
     2. Holdings may only be disclosed as of a month-end date;
     3. No compensation may be paid to the Fund, the Manager or any other party in connection with the disclosure of information about portfolio securities; and
     4. A member of the Manager's Compliance Department must approve requests for holdings information.

     In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Fund, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style of the Fund for which holdings have been requested (e.g. passive versus active management), and any other factors it deems relevant. In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Fund or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure and any violations of the Holdings Policy during the period.

     The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an "ongoing arrangement" and thus requires disclosure in the SAI.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-eight funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.


                           POSITION, TERM OF OFFICE
                            AND LENGTH OF TIME
NAME, AGE AND ADDRESS      SERVED WITH THE TRUST         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------      ---------------------         ---------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                                  ----
                            Lifetime of Trust until
                           removal, resignation or
                                retirement*

William F. Quinn**(58)      Trustee and President        President (1986-Present) and Director
                               since 1987                (2001-Present), American Beacon Advisors, Inc.;
                                                         Chairman (1989-2003) and Director (1979-1989,
                                                         2003-Present), American Airlines Federal Credit
                                                         Union; Director, Crescent Real Estate Equities,
                                                         Inc. (1994-Present); Director, Pritchard, Hubble
                                                         & Herr, LLC (investment advisor) (2001-Present);
                                                         Director of Investment Committee, Southern
                                                         Methodist University Endowment Fund
                                                         (1996-Present); Member of Advisory Board,
                                                         Southern Methodist University Cox School of
                                                         Business (1999-2002); Member of Pension Manager
                                                         Committee, New York Stock Exchange (1997-1998,
                                                         2000-2002); Vice Chairman, Committee for the
                                                         Investment of Employee Benefits (2004-Present);
                                                         Chairman of Defined Benefit Sub-Committee,
                                                         Committee for the Investment of Employee
                                                         Benefits (1982-2004); Director, United Way of
                                                         Metropolitan Tarrant County (1988-2000,
                                                         2004-Present); Trustee, American Beacon Mileage
                                                         Funds (1995-Present); Trustee, American Beacon
                                                         Select Funds (1999-Present).

Alan D. Feld** (69)          Trustee since 1996          Partner, Akin, Gump, Strauss, Hauer & Feld, LLP
                                                         (law firm) (1960-Present); Director, Clear
                                                         Channel Communications (1984-Present); Trustee,
                                                         CenterPoint Properties (1994-Present); Trustee,
                                                         American Beacon Mileage Funds (1996-Present);
                                                         Trustee, American Beacon Select Funds
                                                         (1999-Present).

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                  TERM
                                  ----
                            Lifetime of Trust until
                           removal, resignation or
                                retirement*

W. Humphrey Bogart(61)         Trustee since 2004        Consultant, New River Canada Ltd. (mutual fund
                                                         servicing company) (1998-2003); Board Member,
                                                         Baylor University Medical Center Foundation
                                                         (1992-2004); Trustee, American Beacon Mileage
                                                         Funds (2004-Present); Trustee, American Beacon
                                                         Select Funds (2004-Present).

Brenda A. Cline(45)            Trustee since 2004        Vice President, Chief Financial Officer,
                                                         Treasurer and Secretary, Kimbell Art Foundation
                                                         (1993-Present); Trustee, Texas Christian
                                                         University (1998-Present); Trustee, W.I. Cook
                                                         Foundation, Inc. (d/b/a Cook Children's Health
                                                         Foundation) (2001-Present); Trustee, American
                                                         Beacon Mileage Funds (2004-Present); Trustee,
                                                         American Beacon Select Funds (2004-Present).

Richard A. Massman(62)         Trustee since 2004        Senior Vice President and General Counsel, Hunt
                                                         Consolidated, Inc. (holding company engaged in
                                                         energy, real estate, farming, ranching and
                                                         venture capital activities) (1994-Present);
                                                         Trustee, American Beacon Mileage Funds
                                                         (2004-Present); Trustee, American Beacon Select
                                                         Funds (2004-Present).

Stephen D. O'Sullivan(70)      Trustee since 1987        Consultant (1994-Present); Trustee, American
                                                         Beacon Mileage Funds (1995-Present); Trustee,
                                                         American Beacon Select Funds (1999-Present).

R. Gerald Turner(60)           Trustee since 2001        President, Southern Methodist University
225 Perkins Admin. Bldg.                                 (1995-Present); Director, ChemFirst (1986-2002);
Southern Methodist Univ.                                 Director, J.C. Penney Company, Inc.
Dallas, Texas 75275                                      (1996-Present); Director, California Federal
                                                         Preferred Capital Corp. (2001-2003); Director,
                                                         Kronus Worldwide Inc. (chemical manufacturing)
                                                         (2003-Present); Director, First Broadcasting
                                                         Investment Partners, LLC (2003-Present); Member,
                                                         United Way of Dallas Board of Directors; Member,
                                                         Salvation Army of Dallas Board of Directors;
                                                         Member, Methodist Hospital Advisory Board;
                                                         Member, Knight Commission on Intercollegiate
                                                         Athletics; Trustee, American Beacon Mileage
                                                         Funds (2001-Present); Trustee, American Beacon
                                                         Select Funds (2001-Present).

Kneeland Youngblood(50)        Trustee since 1996        Managing Partner, Pharos Capital Group, LLC (a
100 Crescent Court            Chairman since 2005        private equity firm) (1998-Present); Director,
Suite 1740                                               Burger King Corporation (2004-Present); Trustee,
Dallas, Texas  75201                                     The Hockaday School (1997-Present); Director,
                                                         Starwood Hotels and Resorts (2001-Present);
                                                         Member, Council on Foreign Relations
                                                         (1995-Present); Director, Just For the Kids
                                                         (1995-2001); Director, L&B Realty Advisors
                                                         (1998-2000); Trustee, Teachers Retirement System
                                                         of Texas (1993-1999); Director, Starwood
                                                         Financial Trust (1998-2001); Trustee, St. Mark's
                                                         School of Texas (2002-Present); Trustee,
                                                         American Beacon Mileage Funds (1996-Present);
                                                         Trustee, American Beacon Select Funds
                                                         (1999-Present).

------------------------------------------------------------------------------------------------------------------------------


                           POSITION, TERM OF OFFICE
                            AND LENGTH OF TIME
NAME, AGE AND ADDRESS      SERVED WITH THE TRUST         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------      ---------------------         ---------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OFFICERS
                                  TERM
                                  ----
                                One Year

Brian E. Brett (45)            VP since 2004             Vice President, Director of Sales, American
                                                         Beacon Advisors, Inc. (2004-Present); Regional
                                                         Vice President, Neuberger Berman, LLC
                                                         (investment advisor) (1996-2004).

Nancy A. Eckl (43)             VP since 1990             Vice President, Trust Investments, American
                                                         Beacon Advisors, Inc. (1990-Present).

Michael W. Fields(52)          VP since 1989             Vice President, Fixed Income Investments,
                                                         American Beacon Advisors, Inc. (1988-Present).

Rebecca L. Harris(39)      Treasurer since 1995          Vice President, Finance, American Beacon
                                                         Advisors, Inc. (1995-Present).

Christina E. Sears(34)  Chief Compliance Officer         Chief Compliance Officer, American Beacon
                        since 2004 and Secretary         Advisors, Inc. (2004-Present); Senior Compliance
                               since 2005                Analyst, American Beacon Advisors, Inc.
                                                         (1998-2004).
------------------------------------------------------------------------------------------------------------------------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's sub-advisors.

     The Trust has an Audit and Compliance Committee ("Audit Committee"), consisting of Ms. Cline and Mr. O'Sullivan. Mr. Youngblood, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; (d) to oversee the Trust's compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management's implementation and enforcement of the Trust's compliance policies and procedures ("Compliance Program"); and (e) to coordinate the Board's oversight of the Trust's Chief Compliance Officer in connection with his or her implementation of the Trust's Compliance Program.

     The Trust has a Nominating and Governance Committee ("Nominating Committee") that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee's primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential "interested" members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund.

     The Trust has an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee's primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation.

     The dollar range of Fund shares beneficially owned by the Trustees as of the calendar year ended December 31, 2005 is set forth in the following table.



                           -------------------------------------------------
                             DOLLAR RANGE OF        AGGREGATE DOLLAR RANGE OF
                            EQUITY SECURITIES IN      SHARES OWNED IN FUNDS
                                  THE FUND             OVERSEEN BY TRUSTEE
      INTERESTED TRUSTEES
      -------------------
      Quinn                         None                Over $100,000
      Feld                          None                Over $100,000

      NON-INTERESTED TRUSTEES
      -----------------------
      Bogart                        None               $10,001-$50,000
      Cline                         None               $10,001-$50,000
      Massman                       None               $10,001-$50,000
      O'Sullivan                    None                Over $100,000
      Turner                   $10,001-$50,000          Over $100,000
      Youngblood                    None                  $1-$10,000
                           -------------------------------------------------

     During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trust that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.

     As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust (collectively, the "Trusts"), Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines, Inc. the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2005. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

                        Aggregate              Pension or Retirement             Total Compensation
                       Compemsation From     Benefits Accrued as Part of         From the Trusts
NAME OF TRUSTEE           THE TRUST           the Trust's Expenses                  (27 funds)
---------------           ---------           ----------------------                ----------
----------------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
William F. Quinn            $0                        $0                                $0
Alan D. Feld             $12,759                      $0                              $32,579
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                             NON-INTERESTED TRUSTEES
W. Humphrey Bogart        $2,999                      $0                               $7,657
Brenda A. Cline           $6,377                      $0                              $16,283
Ben Fortson*              $1,882                      $0                               $4,805
Richard A. Massman        $4,788                      $0                              $12,226
Stephen D. O'Sullivan    $17,624                      $0                              $45,000
R. Gerald Turner          $4,948                      $0                              $12,634
Kneeland Youngblood      $11,243                      $0                              $28,707
----------------------------------------------------------------------------------------------------
* Mr. Fortson retired from the Trust effective  February 28, 2002. He now serves as Trustee Emeritus.

     The Board has adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Board at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Board and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund. Ben Fortson currently serves as Trustee Emeritus to the Trust.

     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

     The Manager, the Trust and the sub-advisors have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by the Fund. In addition, the Manager's and Trust's Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

                              PROXY VOTING POLICIES

     From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisors vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Fund's shareholders and the Manager, the sub-advisors or their affiliates. Please see Appendix A for a copy of the Policy, as amended. The Fund's proxy voting record for the most recent year ended June 30 is available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at HTTP://WWW.SEC.GOV. The proxy voting record can be found in Form N-PX on the SEC's website.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

     As of the _______, 2006 inception of the PlanAhead Class of the Fund, the Manager owned 100% of the shares of the Fund's PlanAhead Class. The Employee Benefit Plans of AMR Corporation and its subsidiary companies, 4333 Amon Carter Boulevard, Fort Worth, TX 76155 may be deemed to control the Fund by virtue of their ownership of XX% of the outstanding shares of the Fund as of January 31, 2006. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

                         INVESTMENT ADVISORY AGREEMENTS

     The Fund's sub-advisors are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment sub-advisor has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.

                                                                                                            Nature of Controlling
Sub-advisor                                  Controlling Person/Entity               Basis of Control     Person/entity's Business
-----------                                  -------------------------               ----------------     ------------------------

Barrow, Hanley, Mewhinney &Strauss, Inc.     Old Mutual Asset Managers (US) LLC        Parent Co.            Financial Services
Pzena Investment Management, LLC                Richard Pzena                        Minority Owner          Financial Services
                                                John Goetz                           Minority Owner          Financial Services
                                                William Lipsey                       Minority Owner          Financial Services
                                                Amelia Jones                         Minority Owner          Financial Services
                                                A. Rama Krishna                      Minority Owner          Financial Services

     The following table reflects the fees paid to the sub-advisors from the Fund for the fiscal period ended October 31, 2004 and the fiscal year ended October 31, 2005:


                                                              Investment Advisory   Investment Advisory
                Sub-Advisor                                     Fees for 2004         Fees for 2005
                -----------                                     -------------         -------------
                Barrow, Hanley, Mewhinney & Strauss, Inc. (1)   $   12,710              $   98,309
                Pzena Investment Management, LLC (2)            $   24,127              $  168,740

     (1) Barrow,  Hanley,  Mewhinney & Strauss, Inc. become a sub-advisor to the Fund on June 30, 2004.
     (2) Pzena  Investment  Management,  LLC became a sub-advisor to the Fund on June 30, 2004.


     Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

     Prior to March 1, 2005, SWS Financial Services, Inc., located at 1201 Elm Street, Dallas, Texas 75270, was the distributor and principal underwriter of the Fund's shares, and, as such, received an annual fee of $50,000 from the Manager for distributing shares of the Trust, the American Beacon Mileage Funds and the American Beacon Select Funds. As of March 1, 2005, Foreside Fund Services, LLC ("Foreside"), located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Fund's shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, the American Beacon Mileage Funds and the American Beacon Select Funds.

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

THE MANAGER
-----------

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

          o    complying with reporting requirements;
          o    corresponding with shareholders;
          o    maintaining   internal   bookkeeping,   accounting  and  auditing
               services and records; and
          o supervising the provision of services to the Trusts by third parties.

     The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisors to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisors; and any extraordinary expenses of a nonrecurring nature.

     The following amounts represent management fees paid to the Manager based on total Fund assets. Management fees for the Fund for the fiscal period ended October 31, 2004 were approximately as follows: $43,000, of which approximately $37,000 was paid by the Manager to the sub-advisors. Management fees for the Fund for the fiscal year ended October 31, 2005 were approximately as follows:
$314,000, of which approximately $267,000 was paid by the Manager to the sub-advisors.

     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Fund. Administrative services fees for the Fund's fiscal period ended October 31, 2004 were approximately $15,000. Administrative services fees for the Fund's fiscal year ended October 31, 2005 were approximately $117,000.

     The Manager also receives compensation for administrative and oversight functions with respect to securities lending of the Fund. Fees received by the

Manager from securities lending for the fiscal period ended October 31, 2004 were approximately $180. Fees received by the Manager from securities lending for the fiscal year ended October 31, 2005 were approximately $23,000.

                             OTHER SERVICE PROVIDERS

     State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of the Fund in various futures contracts. The independent registered public accounting firm for the Fund is Ernst & Young LLP, Chicago, Illinois.

                               PORTFOLIO MANAGERS

     The portfolio managers to Fund (the "Portfolio Managers") have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts has been provided by each Portfolio Manager's firm and is set forth below. The number of accounts and assets is shown as of October 31, 2005.

-------------------------------------------------------------------------------------------------------------
                   NUMBER OF OTHER ACCOUNTS MANAGED   NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                      AND ASSETS BY ACCOUNT TYPE        ADVISORY FEE IS PERFORMANCE-BASED
                   ------------------------------------------------------------------------------------------
NAME OF             REGISTERED         OTHER                                            OTHER
INVESTMENT          INVESTMENT         POOLED                            REGISTERED    POOLED     OTHER
ADVISOR AND         COMPANIES        INVESTMENT            OTHER         INVESTMENT   INVESTMENT  ACCOUNTS
PORTFOLIO MANAGER   COMPANIES         VEHICLES            ACCOUNTS       COMPANIES     VEHICLES
-----------------
-------------------------------------------------------------------------------------------------------------

American Beacon Advisors, Inc.
------------------------------
-------------------------------------------------------------------------------------------------------------
  Nancy A. Eckl       1 ($89 mil)        N/A            2 ($10.4 bil)       N/A        N/A        N/A
-------------------------------------------------------------------------------------------------------------
  AdrianaPosada       1 ($89 mil)        N/A            2 ($5.6 bil)        N/A        N/A        N/A
-------------------------------------------------------------------------------------------------------------
  William F. Quinn    1 ($89 mil)        N/A            2 ($10.4 bil)       N/A        N/A        N/A
-------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.
-----------------------------------------
-------------------------------------------------------------------------------------------------------------
James P. Barrow       5 ($20.4 bil)    1 ($61.5 mil)    24 ($1.9 bil)   3 ($20.3 bil)  N/A        N/A
-------------------------------------------------------------------------------------------------------------
Mark Giambrone        2 ($1.9 bil)     1 ($61.5 mil)    7 ($58.3 mil)   1 ($1.9 bil)   N/A        N/A
-------------------------------------------------------------------------------------------------------------
Pzena Investment Management, LLC
--------------------------------
-------------------------------------------------------------------------------------------------------------
Richard S. Pzena(1)   4 ($1.8 bil)     65 ($1.0 bil)    281 ($5.9 bil)      N/A        N/A     4 ($1.3 bil)
-------------------------------------------------------------------------------------------------------------
John Goetz (1)        4 ($1.8 bil)     65 ($1.0 bil)    281 ($5.9 bil)      N/A        N/A     4 ($1.3 bil)
-------------------------------------------------------------------------------------------------------------
Manoj Tandon          N/A            45 ($844.5 mil)    215 ($5.1 bil)      N/A        N/A     3 ($922.3 mil)
-------------------------------------------------------------------------------------------------------------
     (1) AS OF JANUARY 1, 2005, THE TEAM  RESPONSIBLE FOR THE MID-CAP VALUE FUND CONSISTED
     OF RICHARD S. PZENA, JOHN P. GOETZ AND LAWRENCE KOHN. AS OF JANUARY 1, 2006, MR. KOHN
     WAS REPLACED ON THE TEAM BY MANOJ TANDON . AS A RESULT,  THE MID-CAP  VALUE FUND TEAM
     CONSISTS OF RICHARD S. PZENA, JOHN P. GOETZ AND MANOJ TANDON.

-------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST
---------------------

     As noted in the table above, some of the Portfolio Managers manage accounts other than the Fund. This side-by-side management may present potential conflicts between a Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager and each sub-advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of Fund and other accounts. The information regarding potential conflicts of interest of the sub-advisors was provided by each firm.

     THE MANAGER The Manager's Portfolio Managers are responsible for managing the Fund and other accounts, including separate accounts and unregistered funds. The Manager typically assigns Funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

     Portfolio Managers of the Manager with responsibility for the Fund are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries ("AMR Pension Accounts"). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisors who invest the assets of the Fund and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the Fund and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager's Portfolio Managers allocate Fund assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment advisor to the Fund.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW") Barrow does not foresee any potentially material conflicts of interest as a result of concurrent management of the Fund in addition to other accounts. All of Barrow's clients are managed identically whether the management fee is based on assets, performance or a combination of both. Barrow treats all client accounts equally as all purchase and sale orders are aggregated.

     PZENA INVESTMENT MANAGEMENT, LLC ("PZENA") In Pzena's view, conflicts of interest may arise in managing the Fund's portfolio investment, on the one hand, and the portfolios of Pzena's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena's policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

     The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all mid cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

     If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts that are designed to ensure each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any hot issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or hot issue investment include the account having National Association of Securities Dealers restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

     With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

     Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy.

     Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION
------------

     The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

     THE MANAGER Compensation of the Manager's Portfolio Managers is comprised of base salary, annual cash bonus, and in some cases, stock appreciation rights awards. Each Portfolio Manager's base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager's annual cash bonus plan. The amount of the total bonus pool is based upon several factors including
(i)  profitability  of the Manager,  (ii) return on equity of the  Manager,  and
(iii) the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager's level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the following Portfolio Managers participate in the Manager's stock appreciation rights plan:
Nancy A. Eckl, Adriana R. Posada and William F. Quinn. Participation in this plan is offered to senior-level personnel of the Manager, including non-Portfolio Managers. As of the end of the Fund's fiscal year, the valuation of stock appreciation rights was based upon the growth in the Manager's estimated stockholder's equity.

     BARROW In addition to base salary, all Portfolio Managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on qualitative factors. Analysts and Portfolio Managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many of Barrow's employees, including all Portfolio Managers and analysts, have equity ownership in the firm through "phantom stock" in Barrow, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

     PZENA Portfolio Managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena as of October 31, 2004 of each Portfolio Manager to the Fund was as follows:

                ----------------------------------------------------------
                Richard S. Pzena        Greater than 25% but less than 50%
                ----------------------------------------------------------
                John P. Goetz           Greater than 10% but less than 25%
                ----------------------------------------------------------
                Manoj Tandon
                ----------------------------------------------------------

OWNERSHIP OF THE FUND
---------------------

     Certain Portfolio Managers beneficially owned shares of the Fund as of the end of its most recent fiscal year. A Portfolio Manager's beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager's immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager's beneficial ownership of the Fund under that Portfolio Manager's management as provided by each investment advisor. In the following tables, "N/A" indicates that the Portfolio Manager does not have responsibility for the Fund.

        NAME OF INVESTMENT ADVISOR AND PORTFOLIO MANAGER        FUND OWNERSHIP
        ------------------------------------------------        --------------
        American Beacon Advisors, Inc.
        ------------------------------
        Nancy A. Eckl                                           $10,001-$50,000
        Adriana R. Posada                                            None
        William F. Quinn                                             None

        Barrow, Hanley, Mewhinney & Strauss, Inc
        ----------------------------------------
        James P. Barrow                                              None
        Mark Giambrone                                               None

        NAME OF INVESTMENT ADVISOR AND PORTFOLIO MANAGER        FUND OWNERSHIP
        ------------------------------------------------        --------------
        American Beacon Advisors, Inc.
        ------------------------------

        Pzena Investment Management, LLC
        --------------------------------
        Richard S. Pzena                                             None
        John P. Goetz                                                None
        Manoj Tandon                                                 None

                        PORTFOLIO SECURITIES TRANSACTIONS

     In selecting brokers or dealers to execute particular transactions, the Manager and the sub-advisors are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), and other information provided to the Fund, to the Manager and/or to the sub-advisors (or their affiliates), provided, however, that the Manager or the sub-advisor determines that it has received the best net price and execution available. The Trust does not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the sub-advisors are also authorized to cause a Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the sub-advisors, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Manager or the sub-advisors (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

     The Manager and each sub-advisor will place its own orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, each sub-advisor will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, a sub-advisor of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases the Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

     The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each sub-advisor is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor any of the sub-advisors receive any benefits from the commission recapture program. A sub-advisor's participation in the brokerage commission recapture program is optional. Each sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor's obligation to seek the best execution available.

     For the period from the inception of the Fund on June 30, 2004 through its fiscal year end on October 31, 2004, brokerage commissions of $31,396 were paid by the Fund. For the fiscal year ended October 31, 2005, brokerage commissions of $xxx were paid by the Fund. None of these commissions were paid to affiliated brokers.

                               REDEMPTIONS IN KIND

     Although the Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUND

     To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies ("Income Requirement");

     o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement").

     If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF CERTAIN INVESTMENTS
-------------------------------

     The Fund may acquire zero coupon or other securities issued with original issue discount. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any.

     If the Fund acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received by the Fund on the stock or of any gain realized by the Fund from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The Fund may avoid this tax and interest if it elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Fund currently does not intend to acquire securities that are considered PFICs.

     Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses a Fund realizes in connection therewith.

     The Fund may invest in certain futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Tax Code) and
"nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

     Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a
constructive  sale.  The  foregoing  will  not  apply,   however,  to  any  Fund
transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS
-----------------------------------

     Dividends or other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and (except for an exempt-interest dividend)receive some portion of the price back as a taxable distribution even thought it represents in part a return of invested capital.

     The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                            DESCRIPTION OF THE TRUST

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The
Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

     The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The Fund utilizes a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each sub-advisor is carefully chosen by the Manager through a rigorous screening process. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.

                                OTHER INFORMATION

     AMERICAN   DEPOSITARY   RECEIPTS  (ADRS),   EUROPEAN   DEPOSITARY  RECEIPTS
(EDRS)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

     ASSET-BACKED SECURITIES-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Fund is permitted to invest in asset-backed securities under adverse market conditions, subject to the certain rating and quality requirements.

     BANK DEPOSIT NOTES-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     BANKERS' ACCEPTANCES-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     BORROWING RISKS-The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in the Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund's return.

     CASH EQUIVALENTS-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     CERTIFICATES OF DEPOSIT-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     COMMERCIAL PAPER-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     CONVERTIBLE SECURITIES-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

     COVER-Transactions using forward contracts, futures contracts, options on futures contracts and written options ("Financial Instruments") expose a Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     DEBENTURES-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

     DERIVATIVES-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     DOLLAR ROLLS-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. In a dollar roll transaction, the Fund will maintain with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

     EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     FULL FAITH AND CREDIT OBLIGATIONS OF THE U.S. GOVERNMENT-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     FUTURES CONTRACTS-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

     Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by a sub-advisor may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although a sub-advisor may believe that use of such contracts will benefit the Fund, if that investment advisor's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

     GENERAL OBLIGATION BONDS-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

     ILLIQUID SECURITIES-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS-The Fund may invest in index futures contracts, options on index futures contracts and options on securities indices.

          INDEX FUTURES CONTRACTS-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

          At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

          OPTIONS ON INDEX FUTURES CONTRACTS-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

          The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

          The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          Stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain maximum equity exposure. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

          FUTURES CONTRACTS ON STOCK INDICES-The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

          In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

          Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

          Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund. The Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Fund's total assets.

          OPTIONS ON SECURITIES INDICES-The Fund may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forego the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Fund.

          By writing a covered call option, the Fund foregos, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

          The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

          When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

          The Fund has adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Fund's activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

          The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

          Because options on securities indices require settlement in cash, the sub-advisors may be forced to liquidate portfolio securities to meet settlement obligations.

          OPTIONS ON STOCK INDICES-The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

          Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

     INTERFUND LENDING-Pursuant to an order issued by the SEC, the Fund may participate in a credit facility whereby the Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other series of the Trust for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain series have insufficient cash on hand to satisfy such redemptions. When the Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

     The credit facility will reduce the Fund's potential borrowing costs and enhance the ability of the lending series to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Fund's need to borrow from banks, the Fund remains free to establish lines of credit or other borrowing arrangements with banks.

     LOAN TRANSACTIONS-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following  conditions:
(1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board as appropriate.

     MORTGAGE-BACKED   SECURITIES-Mortgage-backed  securities  consist  of  both
collateralized mortgage obligations and mortgage pass-through certificates.

          COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National

     Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

          MORTGAGE PASS-THROUGH CERTIFICATES-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3)  FNMA  Guaranteed  Mortgage  Pass-Through   Certificates  ("Fannie
     Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     PREFERRED STOCK-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     RATINGS OF SHORT-TERM OBLIGATIONS-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     REPURCHASE AGREEMENTS-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of a sub-advisor, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

     REVERSE REPURCHASE AGREEMENTS-The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     RIGHTS AND WARRANTS-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants, although the ability of the Fund to so invest is limited by its investment objective and principal strategies.

     SECTION 4(2) SECURITIES-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The Board and the applicable sub-advisor will carefully monitor the Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     SHORT SALES- In connection with the use of certain instruments based upon or consisting of one or more baskets of securities a sub-advisor may sell a security the Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Generally, to complete a short sale transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Fund, the Fund will incur a loss. Conversely, the Fund will realize a gain if the price of the security decreases between selling short and replacement. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Fund is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

     U.S. GOVERNMENT SECURITIES-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

     U.S. TREASURY OBLIGATIONS-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities.

     WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

     The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                                                                     APPENDIX A


                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUST

                          AMERICAN BEACON MASTER TRUST
                              AMERICAN BEACON FUNDS
                          AMERICAN BEACON MILEAGE FUNDS
                          AMERICAN BEACON SELECT FUNDS

                       PROXY VOTING POLICY AND PROCEDURES
                       ----------------------------------

                         LAST AMENDED NOVEMBER 16, 2005
                         ------------------------------

PREFACE
-------

     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

     The Funds are managed by American Beacon Advisors, Inc. (the "Manager"). The Manager has retained a proxy voting consultant (the "Consultant") to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES
---------------------------

     1. VOTING -The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which will include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.

          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds' shareholders and will propose changes to the Policy when appropriate.

     2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Consultant will be provided with a copy of the list of affiliated persons and will be instructed to notify the Manager of any proxy involving such entities. The Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

                                                                      APPENDIX A

          a. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.

          b. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          c. BUSINESS/PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

DOMESTIC FUNDS - POLICIES

          1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:

         A. Location of annual meeting
         B. Employee stock purchase plan
         C. Appointment of auditors
         D. Corporate strategy
         E. Director compensation
         F. Director indemnification and liability protection
         G. Reincorporation

          The Funds' policy is to SUPPORT management on these routine proposals.

          2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interests of the shareholders are the only consideration for proxy voting decisions.

          3. SHAREHOLDER EQUALITY PROPOSALS - Issues that do not discriminate against certain shareholders will be SUPPORTED. Non-discriminatory proposals include:

          A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be SUPPORTED.

          B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be SUPPORTED.

     4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee), capable and dedicated to the shareholders, support should be for the board's recommendations.

     Management's record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

     The following are specific issues that directly impact the financial interest of the shareholders.

         A. BOARD OF DIRECTORS
            ------------------

            a. UNCONTESTED ELECTIONS - The Funds will SUPPORT management's slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.

            b. CONTESTED ELECTIONS - will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

            c. INDEPENDENT COMPENSATION COMMITTEE - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will SUPPORT proposals for independent compensation committees.

            d. INDEPENDENT NOMINATING COMMITTEE - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will SUPPORT proposals for independent nominating committees.

            e. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds' policy is to SUPPORT classified boards.

            f. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

            g. INDEPENDENT BOARDS - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect

                                                                      APPENDIX A

shareholders' interests than company executives or other insiders. An "independent director" is defined as an individual who has had no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee. While the Funds' policy is to generally SUPPORT independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term prospects. If the board is less than 75% independent, the Funds will WITHHOLD their vote for non-CEO board members that are not independent.

            h. SEPARATE  CHAIRMAN,  CEO  POSITIONS - Proponents  contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

            Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will SUPPORT the company's recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a CASE-BY-CASE basis.

            i. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

            Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.

            The Funds will NOT SUPPORT proposals for minimum director stock ownership.

         B. EXECUTIVE / DIRECTOR COMPENSATION

            a. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

            Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

            If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally SUPPORT these plans. However, the Funds will NOT SUPPORT plans that permit:

            o  Dilution in excess of the company's  peer group,  unless  overall
               executive   compensation  levels  (including  the  value  of  the
               options) are at or below the peer group; or

            o  Repricing/replacing underwater options

            b. DISCOUNTED STOCK OPTIONS - options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit. The Funds do NOT SUPPORT discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.

            c. EXCHANGE OF UNDERWATER OPTIONS - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. The Funds do NOT SUPPORT the exchange of underwater options that result in a financial gain to the participants since other shareholders have no

                                                                      APPENDIX A

such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will SUPPORT the exchange of underwater options that do not result in a financial gain to the participants.

            d. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - The Funds will NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

            e. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance management's interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will SUPPORT proposals to link pay to performance.

            f. GOLDEN PARACHUTE PROVISIONS - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

            However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

            Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will SUPPORT golden parachute provisions.

            g. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

            Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

            The Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.

        C.  RIC CONTRACTS AND POLICIES
            --------------------------

            a. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

            b. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

            c. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the

                                                                      APPENDIX A

principal emphasis will be on the financial ramifications of the proposal for the shareholders.

            D. CONFIDENTIAL  VOTING - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

            E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

            Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

            The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

            F. ANTI-TAKEOVER PROPOSALS - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.

               a. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will SUPPORT poison pills. If the board is not independent, each situation involving poison pills will be decided on a CASE-BY-CASE basis.

               b. PREEMPTIVE RIGHTS - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will SUPPORT preemptive rights.

               c. FAIR PRICING PROVISIONS - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will SUPPORT fair pricing provisions.

               d. DUAL CLASS VOTING PROVISIONS - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will NOT SUPPORT dual class voting provisions.

               G. STOCK RELATED PROPOSALS

                  a. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                                                                      APPENDIX A

            If the board is independent, the Funds will SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, each situation will be decided on a case-by-case basis.

                  b. TARGETED SHARE PLACEMENTS - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

            Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

            All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

                H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

     5. OTHER BUSINESS -- The Funds will SUPPORT management with respect to "Other Business."

     6. ADJOURN MEETING - The Funds will SUPPORT management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a CASE-BY-CASE basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant's recommendation when the Funds own less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

INTERNATIONAL FUNDS - PROCEDURES

     1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

     2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

     If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all

                                                                      APPENDIX A

proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

ALL FUNDS - OTHER PROCEDURES

     1. RECORDKEEPING - Records of all votes will be maintained by a) the Consultant and State Street Bank and Trust Company (the "Custodian") for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

     2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

     3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                             AMERICAN BEACON FUNDS

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.                Exhibits
                        --------

        (a)             Amended  and  Restated   Declaration  of  Trust,   dated
                        November 1, 2004 (xxii)

        (b)             Bylaws  (iv)

        (c)             Voting trust agreement -- none

        (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

        (i)(B)          Supplement to Fund Management Agreement, dated August 1,
                        1994 (iv)

        (i)(C)          Supplement to Fund Management Agreement, dated August 1,
                        1995 (iv)

        (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

        (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

        (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii) (i)(G) Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

        (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

        (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 (vii)

        (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated May 19, 2000 (ix)

        (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 (xi)

        (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 (xiv)

        (i)(M)          Supplement to Fund Management  Agreement,  dated May 28,
                        2002 (xvi)

        (i)(N)          Supplement to Fund Management  Agreement,  dated May 13,
                        2003 (xix)

        (i)(O) Supplement to Fund Management Agreement, dated February 9, 2004 (xxi)

        (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 (iv)

        (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 (iv)

        (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 (vii)

        (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 (x)

        (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 (x)

        (ii)(F) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 (x)

        (ii)(G) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 (x)

        (ii)(H) Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 (xx)

        (ii)(I) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 (xi)

        (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 (xiv)

        (ii)(K)         Investment  Advisory  Agreement  between AMR  Investment
                        Services,   Inc.   and   Hotchkis   and  Wiley   Capital
                        Management, LLC, dated October 9, 2001 (xiv)

        (ii)(L)         Amendment to Investment  Advisory  Agreement between AMR
                        Investment  Services,   Inc.  and  Templeton  Investment
                        Counsel, LLC, dated January 1, 2001 (xvii)

        (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 (xv)

        (ii)(N) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 (xvii)

        (ii)(O) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 (xvii)

        (ii)(P)         Amendment to Investment  Advisory  Agreement between AMR
                        Investment   Services,   Inc.   and   Brandywine   Asset
                        Management, LLC, dated January 1, 2003 (xvii)

        (ii)(Q) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 (xvii)

        (ii)(R) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 (xvii)

        (ii)(S) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 (xvii)

        (ii)(T) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 (xvii)

        (ii)(U) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 (xvii)

        (ii)(V)         Amendment to Investment  Advisory  Agreement between AMR
                        Investment  Services,   Inc.  and  Templeton  Investment
                        Counsel, LLC, dated January 1, 2003 (xvii)

        (ii)(W) Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 (xix)

        (ii)(X) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 (xix)

        (ii)(Y) Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 (xix)

        (ii)(Z) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 (xx)

        (ii)(AA) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 (xx)

        (ii)(BB) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 (xxi)

        (ii)(CC) Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 (xxi)

        (ii)(DD) Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 (xxi)

        (ii)(EE) Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 (xxi)

        (ii)(FF) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 (xxii)

        (ii)(GG) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 (xxii)

        (ii)(HH) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 (xxii)

        (ii)(II) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 (xxii)

        (ii)(JJ)        Amendment to Investment  Advisory  Agreement between AMR
                        Investment   Services,   Inc.   and   Pzena   Investment
                        Management, LLC, dated June 30, 2004 (xxii)

        (ii)(KK) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 (xxii)

        (ii)(LL) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 (xxii)

        (ii)(MM) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 (xxii)

        (ii)(NN) Investment Advisory Agreement between AMR Investment Services, Inc. and Opus Capital Management, Inc., dated January 31, 2005 (xxiii)

        (ii)(OO)        Amendment to Investment  Advisory  Agreement between AMR
                        Investment  Services,   Inc.  and  Goldman  Sachs  Asset
                        Management, L.P., dated February 9, 2005 (xxiii)

        (ii)(PP)        Amendment to Investment  Advisory  Agreement between AMR
                        Investment   Services,   Inc.   and   Brandywine   Asset
                        Management, LLC, dated February 9, 2004 (xxiii)

        (ii)(QQ) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated February 9, 2004 (xxiii)

        (ii)(RR) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 (xxiii)

        (ii)(SS) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management LLC, dated February 9, 2004 (xxiii)

        (ii)(TT) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 (xxiii)

        (ii)(UU) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 (xxiii)

        (ii)(VV) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated February 9, 2004 (xxiii)

        (ii)(WW)        Amendment to Investment  Advisory  Agreement between AMR
                        Investment  Services,   Inc.  and  Templeton  Investment
                        Counsel, LLC, dated February 9, 2004 (xxiii)

        (ii)(XX) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated February 9, 2004 (xxiii)

        (ii)(YY)        Amendment to Investment  Advisory  Agreement between AMR
                        Investment   Services,   Inc.   and   Causeway   Capital
                        Management LLC, dated February 9, 2004 (xxiii)

        (ii)(ZZ) Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management, LLC, dated August 30, 2005 (xxiv)

        (ii)(AAA)       Amendment  to  Investment   Advisory  Agreement  between
                        American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 (xxiv)

        (ii)(BBB) Investment Advisory Agreement between American Beacon Advisors, Inc. and SSgA Funds Management, Inc., dated August 30, 2005 (xxiv)

        (ii)(CCC) Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc. - to be filed

        (iii)(A) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 (xv)

        (iii)(B) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 (xix)

        (iii)(C) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 (xx)

        (iv)(A)         Administrative Services Plan for the Platinum Class (iv)

        (iv)(B)         Administrative  Services  Plan for the  Cash  Management
                        Class (xv)

        (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 (xvi)

        (v)(A) Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 (ix)

        (v)(B) Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 (xv)

        (e) Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 (xxiii)

        (f)             Bonus, profit sharing or pension plans none

        (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 (v)

           (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 (ix)

           (iii)        Amendment  to  Custodian  Agreement  to  add  Large  Cap
                        Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 (xvii)

           (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 (xi)

           (v) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 (xvii)

           (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 (xix)

           (vii) Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 (xxi)

           (viii) Amendment to Custodian Agreement to add Small Cap Value II Fund - to be filed

        (h)(i)          Transfer  Agency  and  Service   Agreement  between  the
                        American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

           (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 (ix)

           (iii) Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 (xvii)

           (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 (xi)

           (v)          Amendment  to  Transfer   Agency   Agreement   regarding
                        anti-money laundering procedures, dated September 24, 2002 (xvii)

           (vi)         Securities  Lending   Authorization   Agreement  between
                        American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 (v)

           (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 (xi)

           (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 (xii)

           (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 (iv)

           (x) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 (vii)

           (xi) Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 (ix)

           (xii) Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 (xi)

           (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 (xvi)

           (xiv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 (vii)

           (xv) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 (xv)

           (xvi) Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 (xviii)

           (xvii) Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 (xix)

           (xviii) Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 (xix)

           (xix) Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 (xx)

           (xx) Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 (xx)

           (xxi) Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 (xxi)

           (xxii) Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 (xxi)

           (xxiii) Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment

                        Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 (xxi)

           (xxiv) Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 (xxiv)

           (xxv) Amendment to Transfer Agency and Service Agreement to add Small Cap Value II Fund - to be filed

           (xxvi) Amendment to Securities Lending Authorization Agreement to add Small Cap Value II Fund to be filed

           (xxvii) Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Small Cap Value II Fund - to be filed

        (i)             Opinion and consent of counsel - to be filed

        (j)             Consent of Independent Auditors - to be filed

        (k)             Financial statements omitted from prospectus - none

        (l)             Letter of investment intent (iv)

        (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes (iv)

           (ii)         Plan pursuant to Rule 12b-1 for the Platinum Class (iv)

           (iii)        Plan  pursuant  to  Rule  12b-1  for the  Service  Class
                        (xviii)

        (n)(i)          Amended and Restated Plan pursuant to Rule 18f-3 (iv)

           (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 (xv)

           (iii) Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 (xix)

        (p)(i) Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated May 25, 2005 (xxiv)

           (ii) Code of Ethics of American Beacon Advisors, Inc., dated May 25, 2005 (xxiv)

           (iii) Code of Ethics of State Street Master Funds, dated September 16, 2004 (xxiii)

           (iv) Code of Ethics of Merrill Lynch Investment Managers, dated January 2004 (xxiii)

           (v) Code of Ethics of Brandywine Asset Management, LLC, dated June 2004 (xxiii)

           (vi) Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated January 2005 (xxiii)

           (vii) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2004 (xxv)

           (viii) Code of Ethics of Lazard Asset Management LLC, dated May 2005 (xxv)

           (ix) Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated February 1, 2005 (xxiii)

           (x) Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 (xxv)

           (xi) Code of Ethics of J.P. Morgan Investment Management Inc., dated May 20, 2005 (xxv)

           (xii) Code of Ethics of Goldman Sachs Asset Management, L.P., dated November 4, 2004 (xxiii)

           (xiii) Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2004 (xxiii)

           (xiv) Code of Ethics of Morgan Stanley Investment Management, dated December 31, 2004 (xxiii)

           (xv) Code of Ethics of Post Advisory Group, dated August 1, 2004 (xxiii)

           (xvi) Code of Ethics of Franklin Templeton Investments, dated December 2004 (xxiii)

           (xvii) Code of Ethics of Calamos Advisors, LLC, dated June 30 2005 (xxv)

           (xviii)      Code of Ethics of Brown Brothers Harriman & Co. (xxiii)

           (xix) Code of Ethics of NISA Investment Advisors, L.L.C., dated September 2004 (xxiii)

           (xx) Code of Ethics of Pzena Investment Management, LLC, dated February 1, 2005 (xxiii)

           (xxi) Code of Ethics of Opus Capital Management, Inc., dated January 7, 2005 (xxiii)

           (xxii)       Code of Ethics of Dreman Value Management, LLC - (xxv)

           (xxiii) Code of Ethics of SSgA Funds Management, Inc., dated March 2004 (xxv)

           (xxiv) Code of Ethics of PanAgora Asset Management, Inc. - to be filed

        Other:          Powers of  Attorney for Trustees  (Alan D. Feld, Stephen
                        D. OSullivan, and Kneeland Youngblood) (ii)

                        Powers of  Attorney  for  Trustees  (R.  Gerald  Turner)
                        (xiii)

                        Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) (xxii)

                        Powers of Attorney for Trustees of the Quantitative Master Series Trust (xxiii)

                        Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio (viii)

-------------------------

# Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii) Incorporated  by reference  to  Post-Effective  Amendment  No. 45 to the
        Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003. (xx) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.

(xxii) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.

(xxiii) Incorporated  by reference  to  Post-Effective  Amendment  No. 52 to the
        Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.

(xxv) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.

Item 24.        Persons Controlled by or under Common Control with Registrant
                -------------------------------------------------------------

                None.

Item 25.        Indemnification
                ---------------

        Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

        (a)     Subject to the exceptions and limitations contained in paragraph
(b) below:

                (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        (b)     No  indemnification shall  be provided  hereunder to  a  Covered
Person:

                (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                (ii) in the  event  of a  settlement,  unless  there  has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trialtype inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trialtype inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

        (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                (i) such Covered Person shall have provided appropriate security for such undertaking;

                (ii) the Trust is insured against losses arising out of any such advance payments; or

                (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

        According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        Article  XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    I.  Business and Other Connections of Investment Manager
                ----------------------------------------------------

        American Beacon Advisors, Inc. (the Manager), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

            II. Business and Other Connections of Investment Advisers
                -----------------------------------------------------

        The  investment   advisers  listed  below  provide  investment  advisory
services to the Trust.

        American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

        Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

        Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

        Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005.

        Calamos Advisors LLC, 1111 E. Warrenville Road, Naperville, Illinois 60563.

        Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

        Dreman Value Management LLC, 10 Exchange Place, Jersey City, New Jersey 07203.

        Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

        Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

        J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

        Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

        Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

        Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

        NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.

        Opus Capital Management, Inc., One West Fourth Street, Suite 415, Cincinnati, Ohio 45202.

        Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

        Pzena Investment Management, LLC, 120 West 45th Street, 34th Floor, New York, New York 10036.

        SSgA Funds Management. Inc., One Lincoln Street, Boston, Massachusetts 02111-2900

        Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

        The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, Massachusetts 02108.

        Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.        Principal Underwriter
                ---------------------

        (a) Foreside Fund Services, LLC (FFS), the Trusts principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust
Forum Funds
Henderson Global Funds
ICM Series Trust
Monarch Funds
Sound Shore Fund, Inc.
Bridgeway Funds, Inc.
American Beacon Mileage Funds
American Beacon Select Funds
Wintergreen Fund, Inc.

        (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals (other than Mr. Berthy) is Two Portland Square, Portland, Maine 04101. Mr. Berthys business address is 77 Elmwood Drive, Suite 301, Dayton, Ohio 45459.

Name                    Position with Underwriter                       Position with Trust
----                    -------------------------                       -------------------
Simon D. Collier        Managing Partner and Principal Executive        None
                        Officer
Carl A. Bright          President and Treasurer                         None
Richard J. Berthy       Vice President and Assistant Treasurer          None
Nanette K. Chern        Chief Compliance Officer, Secretary             None
                        and Vice President
Mark A. Fairbanks       Vice President, Assistant Secretary and         None
                        Deputy Chief Compliance Officer

Item 28.        Location of Accounts and Records
                --------------------------------

        The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin

Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust's transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in
Item 26 Part II above.

Item 29.        Management Services
                -------------------

        All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.        Undertakings
                ------------

Not applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on January 17, 2006.

                                        AMERICAN BEACON FUNDS

                                        By: /s/William F. Quinn
                                            ----------------------
                                               William F. Quinn
                                               President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                           Date
---------                               -----                           ----
/s/William F. Quinn                     President (Principal            January 17, 2006
-------------------------               Executive Officer)
William F. Quinn                        and Trustee


/s/ Rebecca L. Harris                   Treasurer (Principal            January 17, 2006
-------------------------               Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                     Trustee                         January 17, 2006
-------------------------
W. Humphrey Bogart

Brenda A. Cline*                        Trustee                         January 17, 2006
-------------------------
Brenda A. Cline

Alan D. Feld*                           Trustee                         January 17, 2006
-------------------------
Alan D. Feld

Richard A. Massman*                     Trustee                         January 17, 2006
-------------------------
Richard A. Massman

Stephen D. O'Sullivan*                  Trustee                         January 17, 2006
-------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                       Trustee                         January 17, 2006
-------------------------
R. Gerald Turner

Kneeland Youngblood*                    Trustee                         January 17, 2006
-------------------------
Kneeland Youngblood

*By     /s/William F. Quinn
        -----------------------------------------
        William F. Quinn, Attorney-In-Fact
